Capital and financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Capital and financial risk management
Schedule of capital structure of the Group

	2023 £m	2022 £m
Cash and cash equivalents	1,044	684
Short-term borrowings	(656)	(437)
Long-term borrowings	(8,800)	(10,003)
Derivative financial assets associated with long-term borrowings	69	44
Derivative financial liabilities associated with long-term borrowings	(169)	(181)
Total equity	16,729	16,457
Total capital	8,217	6,564

Schedule of credit ratings of counterparties

	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below or unrated £m	Total £m
2023
Bank balances and deposits	22	2	229	248	84	585
Money market funds	93	363	–	–	–	456
Cash and cash equivalents	115	365	229	248	84	1,041
Government securities	–	–	–	–	3	3
Derivative financial instruments	–	2	87	–	–	89
Total	115	367	316	248	87	1,133

2022
Bank balances and deposits	–	87	276	252	59	674
Money market funds	10	–	–	–	–	10
Cash and cash equivalents	10	87	276	252	59	684
Derivative financial instruments	–	–	59	35	–	94
Total	10	87	335	287	59	778

Schedule of derivative financial instruments

	2023			2022
	Notional amount £m	Fair value of assets £m	Fair value of liabilities £m	Notional amount £m	Fair value of assets £m	Fair value of liabilities £m
Non-current
Fair value hedges – interest rate swap contracts	3,210	–	(109)	2,207	2	(139)
Net investment hedges – cross currency interest rate swaps	910	44	–	910	1	(36)
Current
Net investment hedges – foreign exchange contracts	1,140	5	(3)	329	1	(8)
Cash flow hedges – foreign exchange contracts	437	14	(5)	–	–	–
Derivatives designated and effective as hedging instruments	5,697	63	(117)	3,446	4	(183)

Non-current
Cross currency interest rate swap contracts	1,409	20	(40)	1,409	41	–
Current
Foreign exchange contracts	2,116	5	(33)	3,364	49	(23)
Derivatives classified as held for trading	3,525	25	(73)	4,773	90	(23)
Total derivative instruments	9,222	88	(190)	8,219	94	(206)

Schedule of hedging instruments

	Average strike price	Notional principal value £m	Change in fair value for recognising hedge ineffectiveness £m	Carrying value assets/ (liabilities) £m
2023
Cash flow hedges
Below 10 years
FX forward contracts/FX swaps	N/A	437	8	8
Fair value hedges
Below 10 years
EUR IRS	1.3%	739	(35)	(35)
USD IRS	3.4%	2,471	(74)	(74)
Net investment hedges
Below 10 years
EUR FX swaps	1.1	631	1	1
CNH CCIRS	8.6	910	44	44
CNH FX swaps/forward	9.0	510	1	1
EUR bonds	N/A	869	18	(858)
10-30 years
EUR bonds	N/A	652	13	(646)

2022
Fair value hedges
Below 10 years
EUR IRS	1.3%	754	(59)	(59)
USD IRS	3.1%	1,454	(78)	(78)
Net investment hedges
Below 10 years
EUR FX swaps	1.2	329	(7)	(7)
CNH CCIRS	8.6	910	(35)	(35)
EUR bonds	N/A	887	(55)	(867)
10-30 years
EUR bonds	N/A	665	(43)	(659)

Schedule of hedged items

	2023				2022
	Carrying amount £m	Accumulated fair value adjustments[1] £m	Change in value for calculating hedge ineffectiveness £m	Balance in cash flow hedge reserve[2] £m	Carrying amount £m	Accumulated fair value adjustments[1] £m	Change in value for calculating hedge ineffectiveness £m	Balance in cash flow hedge reserve[2] £m
Cash flow hedges
Pre-hedging of long-term interest rate	–	–	–	(133)	–	–	–	(150)
Transactional FX forecast exposure[3]	437	–	–	(7)	–	–	–
Fair value hedges
Bonds[4]	(3,131)	109	109	–	(2,078)	122	122	–
Net investment hedges
Net assets in foreign currency[5]	3,571	(77)	(77)	–	2,791	140	140	–

1	Accumulated fair value adjustments on the hedged items included in the carrying amount of the hedged item.
2	Balance in cash flow hedge reserve for continued transactional FX forecast hedges and discontinued hedges net of tax.
3	In 2023 the Group established a programme to hedge forecast transactional foreign exchange exposure.
4	The difference in change in value for calculating hedge ineffectiveness between derivatives and bonds is due to upfront cash receipt on derivatives and hedge ineffectiveness.
5	Relates to net investment hedges which is part of the translation reserve in equity.

Schedule of details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to the income statement under finance income or expense:

	Hedging gains/(losses) in other comprehensive income £m	Hedge ineffectiveness in profit or loss £m	Hedged future cash flows no longer expected to occur £m	As hedged item affects profit or loss £m
2023
Cash flow hedges
Transactional FX hedge	9	–	–	2
Pre-hedging of long-term interest rates
Below 10 years	158	–	–	19
10-30 years	29	–	–	3

2022
Cash flow hedges
Pre-hedging of long-term interest rates
Below 10 years	169	3	–	18
10-30 years	35	–	–	–

Schedule of carrying amounts and fair values of financial assets and liabilities

	2023		2022
	Carrying value £m	Fair value £m	Carrying value £m	Fair value £m
Financial assets measured at amortised cost:
Cash and cash equivalents	588	588	674	674
Trade and other receivables and certain other non-current assets	1,595	1,595	1,663	1,663
Loan amounts owing from related parties	–	–	–	–
Financial assets mandatorily measured at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	25	25	90	90
Cash and cash equivalents (money market funds)	456	456	10	10
Derivatives designated and effective as hedging instruments
Fair value hedge	–	–	2	2
Cash flow hedge	14	14	–	–
Net investment hedge	49	49	2	2
Total financial assets	2,727	2,727	2,441	2,441
Financial liabilities measured at amortised cost:
Short-term loans and overdrafts	(60)	(60)	(91)	(91)
Other bonds	(4,601)	(4,301)	(7,783)	(6,935)
Commercial papers	–	–	(302)	(302)
Non-voting preference shares	(25)	(25)	(25)	(25)
Trade and other payables and certain other non-current liabilities in scope of IFRS 9	(3,123)	(3,123)	(3,253)	(3,253)
Bonds in a designated hedge relationship	(4,634)	(4,474)	(2,078)	(2,081)
Financial liabilities mandatorily measured at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	(73)	(73)	(23)	(23)
Derivatives designated and effective as hedging instruments
Fair value hedge	(109)	(109)	(139)	(139)
Cash flow hedge	(5)	(5)	–	–
Net investment hedge	(3)	(3)	(44)	(44)
Total financial liabilities	(12,633)	(12,173)	(13,738)	(12,893)
Net financial assets and financial liabilities	(9,906)	(9,446)	(11,297)	(10,452)

Schedule of financial instruments held at fair value by fair value hierarchy

At 31 December 2023	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	–	25	–	25
Cash and cash equivalents (money market funds)	456	–	–	456
Derivatives designated and effective as hedging instruments:
Cash flow hedge	–	14	–	14
Net investment hedge	–	49	–	49
Total financial assets	456	88	–	544
Financial liabilities at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	–	(73)	–	(73)
Derivatives designated and effective as hedging instruments
Fair value hedge	–	(109)	–	(109)
Cash flow hedge	–	(5)	–	(5)
Net investment hedge	–	(3)	–	(3)
Total financial liabilities	–	(190)	–	(190)

At 31 December 2022	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	–	90	–	90
Cash and cash equivalents (money market funds)	10	–	–	10
Derivatives designated and effective as hedging instruments in a fair value hedge
Fair value hedge	–	2	–	2
Cash flow hedge	–	–	–	–
Net investment hedge	–	2	–	2
Total financial assets	10	94	–	104
Financial liabilities at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	–	(23)	–	(23)
Derivatives designated and effective as hedging instruments in a fair value hedge
Fair value hedge	–	(139)	–	(139)
Cash flow hedge	–	–	–	–
Net investment hedge	–	(44)	–	(44)
Total financial liabilities	–	(206)	–	(206)

Schedule of financial and non financial assets

	At 31 December 2023			At 31 December 2022
	Financial instruments £m	Non-financial instruments £m	Total £m	Financial instruments £m	Non-financial instruments £m	Total £m
Trade and other receivables (Note 16)	1,567	289	1,856	1,634	247	1,881
Other non-current assets (Note 16)	28	86	114	29	103	132
Total	1,595	375	1,970	1,663	350	2,013

Schedule of financial and non financial liabilities

	At 31 December 2023			At 31 December 2022
	Financial instruments £m	Non-financial instruments £m	Total £m	Financial instruments £m	Non-financial instruments £m	Total £m
Trade and other payables (Note 18)	(3,064)	(462)	(3,526)	(3,224)	(397)	(3,621)
Provisions (Note 21)	(11)	(158)	(169)	(11)	(86)	(97)
Other non-current liabilities	(48)	(5)	(53)	(18)	(4)	(22)
Total	(3,123)	(625)	(3,748)	(3,253)	(487)	(3,740)

Schedule of offsetting of financial assets and liabilities

At 31 December 2023	Gross financial assets/ (liabilities) £m	Gross financial assets/ (liabilities) set off £m	Net financial assets/ (liabilities) per balance sheet £m	Related amounts not offset £m	Net amount £m
Financial assets
Derivative financial assets	88	–	88	(68)	20
Financial liabilities
Derivative financial liabilities	(190)	–	(190)	68	(122)

At 31 December 2022
Financial assets
Derivative financial assets	94	–	94	(58)	36
Financial liabilities
Derivative financial liabilities	(206)	–	(206)	58	(148)

Schedule of foreign exchange sensitivity income impact.

	2023 (Decrease)/increase in income £m	2022 (Decrease)/increase in income £m
10 cent appreciation of the US Dollar	–	(1)
10 cent depreciation of the US Dollar	–	1
10 cent appreciation of the Euro	3	13
10 cent depreciation of the Euro	(2)	(10)

Schedule of foreign exchange sensitivity equity impact.

	2023 (Decrease)/increase in equity £m	2022 (Decrease)/increase in equity £m
10 cent appreciation of the CNY	(17)	(11)
10 cent depreciation of the CNY	16	11
10 cent appreciation of the Euro	(210)	(182)
10 cent depreciation of the Euro	177	152

Schedule of interest rate sensitivity income impact.

	2023 Increase/(decrease) in income £m	2022 Increase/(decrease) in income £m
1% (100 basis points) increase in Pound Sterling interest rates	17	6
1% (100 basis points) increase in US Dollar interest rates	(43)	(32)
1% (100 basis points) increase in Euro interest rates	(19)	(18)

Schedule of anticipated contractual cash flows including interest payable

At 31 December 2023	Borrowings £m	Interest on borrowings £m	Lease liabilities £m	Interest on lease liabilities £m	Trade payables and other liabilities not in net debt £m	Total £m
Due in less than one year	608	275	48	22	3,110	4,063
Between one and two years	1,336	236	36	5	13	1,626
Between two and three years	707	220	25	2	–	954
Between three and four years	1,561	176	14	1	–	1,752
Between four and five years	299	163	7	–	–	469
After five years	4,783	1,143	7	–	–	5,933
Gross contractual cash flows	9,294	2,213	137	30	3,123	14,797

At 31 December 2022
Due in less than one year	393	316	44	3	3,242	3,998
Between one and two years	830	291	36	2	9	1,168
Between two and three years	1,385	248	25	2	1	1,661
Between three and four years	694	230	21	1	1	947
Between four and five years	1,653	184	13	1	–	1,851
After five years	5,299	1,370	22	2	–	6,693
Gross contractual cash flows	10,254	2,639	161	11	3,253	16,318

Schedule of analysis of the anticipated contractual cash flows using undiscounted cash flows

	2023		2022
	Receivables £m	Payables £m	Receivables £m	Payables £m
Foreign exchange contracts
Due in less than one year	6,171	(6,180)	5,476	(5,455)
Interest rate swap contracts
Due in less than one year	216	(289)	153	(198)
Between one and two years	3,274	(3,326)	173	(222)
Between two and three years	1,332	(1,294)	1,916	(2,009)
Between three and four years	349	(347)	573	(524)
Between four and five years	30	(29)	–	–
After five years	862	(864)	–	–
Gross contractual cash flows	12,234	(12,329)	8,291	(8,408)